SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
Certain employees of AXA Equitable who perform services for EFLOA participate in various share-based payment arrangements sponsored by Equitable Holdings or AXA. EFLOA was allocated $2.8 million, $2.9 million and $3.1 million of compensation costs, included in Operating expenses in the statements of operations - statutory basis, for share-based payment arrangements during each of the years ended December 31, 2019, 2018 and 2017, respectively.